Advances to Suppliers, Net (Details) - Schedule of changes of allowance for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes of Allowance for Doubtful Accounts [Abstract]
Beginning balance	$ 965,843	$ 1,112,374
Bad debt provision	(454,072)	259,861
Write off		(428,553)
Foreign exchange translation	(62,254)	22,161
Ending balance	$ 449,517	$ 965,843